BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND OFFICERS
NOTE 22:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS

a.	Related parties consist of:

•	Clal Biotechnologies Industries Ltd.-the Parent Company.

•	PolyHeal-in which the Company holds approximately 8% (see Note 19).

•	Directors of the Company.

b.	Balances of related parties:

Payables
Parent Company (1):

As of December 31, 2016	218
As of December 31, 2017	238

Other related parties:

As of December 31, 2016	77
As of December 31, 2017	86

(1)	The Company leases office space and a production facility from the Parent Company in accordance with a sublease agreement (see Note 15 (g)).

c.	Transactions with related parties:

	Professional Fee (1)	Rent expenses
Parent company:
2015	52	730
2016	27	804
2017	35	817

Other related parties:
2015	127	-
2016	159	-
2017	225	-

(1)
Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $691, $537 and $516 for the years 2015, 2016 and 2017, respectively, as well as payment for the purchasing of a patent in amount of $30, $30 and $30 for the years 2015, 2016 and 2017, respectively (see note 15c).

d.	Compensation of officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31,
	2015	2016	2017

Short-term employee benefits	2,639	2,108	2,324
Share-based compensation	1,702	1,445	731

	4,341	3,553	3,055

Number of officers	7	7	6

In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Executive Officer and Chief Medical Officer in the amounts of $ 120 each, to be paid upon achieving marketing approval in the United States.